Leases - Disclosure of Maturity Analysis of Operating Lease Payments (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total Lease liabilities	€ 17,227	€ 21,857
Less than 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total Lease liabilities	11,782	16,345
Between 2 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total Lease liabilities	5,368	5,370
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total Lease liabilities	€ 77	€ 142